Accounting policies (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
These unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2024 and 2023 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board. The accounting policies and methods of computation applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2023 except for the estimation of income tax (see note 8).

The financial statements do not include all of the information required for annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2023.

The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments which are measured at fair value.

The financial statements and footnotes have been presented in pounds sterling. This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the Group. All values are rounded to the nearest thousand pound (“£’000”) except where otherwise indicated.

These unaudited condensed consolidated financial statements were prepared at the request of the Group’s Board of Directors (the “Board”) to meet regulatory and contractual commitments and were approved by the Board on November 6, 2024 and signed on its behalf by David Hallett, Ph.D., Interim Chief Executive Officer of the Company.

Basis of consolidation	Basis of consolidationThese unaudited condensed consolidated Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to September 30, 2024.
Going concern	Going concern
Management has undertaken a detailed cash flow forecast to assess the Group’s ability to continue as a going concern. Management's base case scenario has a cash out date of early 2027 and a severe but plausible downside scenario forecasting sufficient liquidity well into 2026. As such on a standalone basis the Board has a reasonable expectation that the Group has adequate resources to continue operating for the foreseeable future.
On August 8, 2024, the Company entered into a transaction agreement with Recursion Pharmaceuticals, Inc., a Delaware corporation (“Recursion”), whereby, subject to conditions, Recursion will acquire the Company’s entire issued and to be issued share capital (the “Business Combination”). The Board’s expectation is that the proposed Business Combination will provide the combined Group with the resources, internal pipeline and portfolio of pharmaceutical partnerships to achieve continued success over the coming years. Based on discussions between Recursion and the Group up to November 8, 2024, the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, and as such the Group has prepared these financial statements under the going concern assumption.

Application of new and revised International Financial Reporting Standards (IFRSs) and Material accounting policies	Application of new and revised International Financial Reporting Standards (IFRSs)
There have been no new or revised accounting standards that have had a material impact on the unaudited condensed consolidated financial statements relative to those applied within the consolidated financial statements of the Group for the year ended December 31, 2023. Any new accounting standards implemented were assessed and determined to be either not applicable or did not have a material impact on the interim financial statements.
Material accounting policiesThe significant accounting policies are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2023. There have been no changes to existing accounting policies for the three and nine months ended September 30, 2024.